CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Natural Gas Pipelines	4,913	4,497	4,264
Liquids Pipelines	1,547	1,124	1,039
Energy	3,725	3,176	2,704
Total Revenues	10,185	8,797	8,007
Income from Equity Investments (Note 8)	522	597	257
Operating and Other Expenses
Plant operating costs and other	2,973	2,674	2,577
Commodity purchases resold	1,836	1,317	1,049
Property taxes	473	445	434
Depreciation and amortization	1,611	1,485	1,375
Total Operating and Other Expenses	6,893	5,921	5,435
Gain on Sale of Assets (Note 25)	117	0	0
Financial Charges/(Income)
Interest expense (Note 15)	1,235	1,046	1,037
Interest income and other	(128)	(72)	(125)
Total Financial Charges/(Income)	1,107	974	912
Income before Income Taxes	2,824	2,499	1,917
Income Tax Expense (Note 16)
Current	146	43	185
Deferred	684	562	276
Total Income Tax Expense/(Recovery)	830	605	461
Net Income	1,994	1,894	1,456
Net Income Attributable to Non-Controlling Interests (Note 18)	151	105	96
Net Income Attributable to Controlling Interests	1,843	1,789	1,360
Preferred Share Dividends (Note 20)	2	20	22
Net Income Attributable to Common Shares	1,841	1,769	1,338